Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 25, 2024 USD ($) $ / shares	Feb. 25, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company does not time the release of material nonpublic information (“MNPI”) for the purpose of affecting the value of executive compensation and may change its equity grant practices in the future. During 2025, the Company granted stock options to our NEOs on February 25, 2025 as part of the annual equity awards, consistent with prior practice.
Award Timing Method	The Company does not time the release of material nonpublic information (“MNPI”) for the purpose of affecting the value of executive compensation and may change its equity grant practices in the future. During 2025, the Company granted stock options to our NEOs on February 25, 2025 as part of the annual equity awards, consistent with prior practice.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not time the release of material nonpublic information (“MNPI”) for the purpose of affecting the value of executive compensation and may change its equity grant practices in the future. During 2025, the Company granted stock options to our NEOs on February 25, 2025 as part of the annual equity awards,
MNPI Disclosure Timed for Compensation Value	true
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information(1)

Paul Keel	5/25/2024	696,210	$18.25	$7.900	6.4%
Paul Keel	5/25/2024	164,560	$18.25	$7.900	6.4%
Mark Nance	2/25/2024	29,640	$22.65	$9.703	(5.3)%
Robert Befidi	2/25/2024	21,910	$22.65	$9.703	(5.3)%
Mischa Reis	2/25/2024	18,040	$22.65	$9.703	(5.3)%
Amir Aghdaei	2/25/2024	113,370	$22.65	$9.703	(5.3)%
Stephen Keller	2/25/2024	15,460	$22.65	$9.703	(5.3)%
(1)Reflects the percentage change in the closing market price of our Common Stock between the trading day ending immediately prior to the Form 8-K filing ($22.65 on February 23, 2024; $18.20 on May 29, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information ($21.44 on February 27, 2024; $19.36 on May 31, 2024).

Paul Keel [Member] | One Time, Make-Whole Award [Member]
Awards Close in Time to MNPI Disclosures
Name		Paul Keel
Underlying Securities		696,210
Exercise Price | $ / shares		$ 18.25
Fair Value as of Grant Date		$ 7.900
Underlying Security Market Price Change		0.064
Paul Keel [Member] | Annual Award [Member]
Awards Close in Time to MNPI Disclosures
Name		Paul Keel
Underlying Securities		164,560
Exercise Price | $ / shares		$ 18.25
Fair Value as of Grant Date		$ 7.900
Underlying Security Market Price Change		0.064
Mark Nance [Member]
Awards Close in Time to MNPI Disclosures
Name			Mark Nance
Underlying Securities			29,640
Exercise Price | $ / shares			$ 22.65
Fair Value as of Grant Date			$ 9.703
Underlying Security Market Price Change			(0.053)
Robert Befidi [Member]
Awards Close in Time to MNPI Disclosures
Name			Robert Befidi
Underlying Securities			21,910
Exercise Price | $ / shares			$ 22.65
Fair Value as of Grant Date			$ 9.703
Underlying Security Market Price Change			(0.053)
Mischa Reis [Member]
Awards Close in Time to MNPI Disclosures
Name			Mischa Reis
Underlying Securities			18,040
Exercise Price | $ / shares			$ 22.65
Fair Value as of Grant Date			$ 9.703
Underlying Security Market Price Change			(0.053)
Amir Aghdaei [Member]
Awards Close in Time to MNPI Disclosures
Name			Amir Aghdaei
Underlying Securities			113,370
Exercise Price | $ / shares			$ 22.65
Fair Value as of Grant Date			$ 9.703
Underlying Security Market Price Change			(0.053)
Stephen Keller [Member]
Awards Close in Time to MNPI Disclosures
Name			Stephen Keller
Underlying Securities			15,460
Exercise Price | $ / shares			$ 22.65
Fair Value as of Grant Date			$ 9.703
Underlying Security Market Price Change			(0.053)